FORM N-PX

                     ANNUAL REPORT OF PROXY VOTING RECORD OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-02896

                          Prudential Investment Portfolios, Inc. 15

               (Exact name of registrant as specified in charter)


     100 Mulberry Street, Gateway Center Three, 4th Floor, Newark, NJ 07102

               (Address of principal executive offices) (Zip Code)


                             Jonathan D. Shain, Esq.
     100 Mulberry Street, Gateway Center Three, 4th Floor, Newark, NJ 07102

                     (Name and address of agent for service)


        Registrant's telephone number, including area code: 973-802-6469

                       Date of fiscal year-end: August 31

                     Date of reporting period: June 30, 2012




Item 1. Proxy Voting Record

In determining votes against management, any ballot that management did not make a recommendation is considered to be "FOR" regardless of the vote cast. Any "Abstain" vote cast is considered as voted, and to be against the management recommendation.


******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-02896
Reporting Period: 07/01/2011 - 06/30/2012
Prudential Investment Portfolios, Inc. 15









================ Prudential High Yield Fund - Sub-Adviser: PIM =================


CENTURYTEL INC

Ticker:                      Security ID:  156700106
Meeting Date: MAY 22, 2012   Meeting Type: Annual
Record Date:

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     APPROVE CHARTER AMENDMENT TO            None      For          Management
      DECLASSIFY OUR BOARD OF DIRECTORS.
2     Approve Charter Amendment to Increase   None      For          Management
      Our Authorized Shares.
3     the Directors  Recommended by  the      None      For          Management
      Board of Directors
4     RATIFY THE APPOINTMENT OF KPMG LLP AS   None      For          Management
      OUR INDEPENDENT AUDITOR FOR 2012.
5     ADVISORY VOTE REGARDING OUR EXECUTIVE   None      For          Management
      COMPENSATION.
6     SHAREHOLDER PROPOSAL REGARDING BONUS    None      For          Management
      DEFERRALS.
7     SHAREHOLDER PROPOSAL REGARDING          None      For          Management
      PERFORMANCE-BASED RESTRICTED STOCK.
8     SHAREHOLDER PROPOSAL REGARDING          None      For          Management
      POLITICAL CONTRIBUTIONS REPORTS.


--------------------------------------------------------------------------------

DEX ONE CORP

Ticker:                      Security ID:  25212W100
Meeting Date: MAY 08, 2012   Meeting Type: Annual
Record Date:

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     the Directors  Recommended by  the      None      For          Management
      Board of Directors


--------------------------------------------------------------------------------

GENON ENERGY INC

Ticker:                      Security ID:  US37244E1073
Meeting Date: MAY 09, 2012   Meeting Type: Annual
Record Date:

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Voted for  the Directors  Recommended   None      For          Management
      by  the Board of Directors
2     Ratify the audit committee's selection  None      For          Management
      of KPMG as our independent auditors
      for fiscal year 2011
3     Adopt an amendment to our third         None      For          Management
      restated certificate of incorporation
      to help protect the tax benefits of
      our net operating losses
4     Approve the stockholder rights plan,    None      For          Management
      adopted by the board on Jn 5, 2001, as
      amended Nov 23, 2010
5     Approve, on an advisory basis, the      None      For          Management
      compensation of our named executive
      officers
6     Determine on an advisory basis the      None      For          Management
      frequency of conducting future
      advisory votes on the compensation of
      our named executive officers
7     Consider a stockholder proposal if      None      For          Management
      properly presented at the meeting
      described in the proxy materials


--------------------------------------------------------------------------------

PETROPLUS FIN LTD

Ticker:       PPHNSW         Security ID:  US716745AA25
Meeting Date: MAR 21, 2012   Meeting Type: Creditors Meeting
Record Date:

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     That the Administrators proposal        None      For          Management
      dates 2 March 2012 be approved
2     That the Creditors committee be formed  None      For          Management
      if there are sufficient creditors
      willing to act


--------------------------------------------------------------------------------

PETROPLUS FIN LTD

Ticker:       PPHNSW         Security ID:  US716745AA25
Meeting Date: MAR 21, 2012   Meeting Type: Creditors Meeting
Record Date:

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     That the Administrators proposal        None      For          Management
      dates 2 March 2012 be approved
2     That the Creditors committee be formed  None      For          Management
      if there are sufficient creditors
      willing to act


--------------------------------------------------------------------------------

SPRINT FON GRP

Ticker:                      Security ID:  852061100
Meeting Date: MAY 15, 2012   Meeting Type: Annual
Record Date:

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     the Directors  Recommended by  the      None      For          Management
      Board of Directors
2     To ratify the appointment of KPMG LLP   None      For          Management
      as the independent registered public
      accounting firm of Sprint Nextel for
      2011
3     To approve by a non-binding advisory    None      For          Management
      vote our executive compensation
4     To recommend by a non-binding advisory  None      For          Management
      vote the frequency of advisory votes
      on our executive compensation
5     To vote on a shareholder proposal       None      For          Management
      concerning political contributions
6     To vote on a shareholder proposal       None      For          Management
      concerning the retention of equity
      awards
7     To vote on a shareholder proposal       None      For          Management
      requesting change to a voting
      requirement


--------------------------------------------------------------------------------

XEROX CORP

Ticker:                      Security ID:  984121103
Meeting Date: MAY 24, 2012   Meeting Type: Annual
Record Date:

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Voted for  the Directors  Recommended   None      For          Management
      by  the Board of Directors
2     RATIFICATION OF THE SELECTION OF        None      For          Management
      PRICEWATERHOUSECOOPERS LLP AS THE
      COMPANY'S INDEPENDENT REGISTERED
      PUBLIC ACCOUNTING FIRM FOR 2012.
3     APPROVAL, ON AN ADVISORY BASIS, OF THE  None      For          Management
      2011 COMPENSATION OF OUR NAMED
      EXECUTIVE OFFICERS.

========== END NPX REPORT


                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.



Prudential Investment Portfolios, Inc. 15

By


/s/ Stuart S. Parker (Jonathan D. Shain)
----------------------------------------
    Stuart S. Parker, President


Date:    August 22, 2012


POWER OF ATTORNEY

The undersigned Directors, Trustees and Officers of the Prudential Investments Mutual Funds, the Target Funds and The Prudential Variable Contract Accounts 2, 10 and 11 (collectively, the "Funds"), hereby constitute, appoint and authorize each of, Andrew French, Claudia DiGiacomo, Deborah A. Docs, Katherine P. Feld, Raymond O'Hara,
Amanda Ryan and Jonathan D. Shain, as true and lawful agents and attorneys-in-fact, to sign, execute and deliver on his or her behalf in the appropriate capacities indicated, any Registration Statements of the Funds on the appropriate forms, any and all amendments thereto (including pre- and post-effective amendments), and any and all supplements or other instruments in connection therewith, including Form N-PX, Forms 3, 4 and 5, as appropriate, to file the same, with all exhibits thereto, with the Securities and Exchange Commission (the "SEC") and the securities regulators of appropriate states and territories, and generally to do all such things in his or her name and behalf in connection therewith as said attorney-in-fact deems necessary or appropriate to comply with the provisions of the Securities Act of 1933, section 16(a) of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, all related requirements of the SEC and all requirements of appropriate states and territories. The undersigned do hereby give to said agents and attorneys-in-fact full power and authority to act in these premises, including, but not limited to, the power to appoint a substitute or substitutes to act hereunder with the same power and authority as said agents and attorneys-in-fact would have if personally acting.
The undersigned do hereby approve, ratify and confirm all that said agents and attorneys-in-fact, or any substitute or substitutes, may do by virtue hereof.


/s/ Kevin J. Bannon
-------------------
Kevin J. Bannon

/s/ Stuart S. Parker
--------------------
Stuart S. Parker

/s/ Scott E. Benjamin
---------------------
Scott E. Benjamin

/s/ Richard A. Redeker
----------------------
Richard A. Redeker

/s/ Linda W. Bynoe
------------------
Linda W. Bynoe

/s/Robin B. Smith
-----------------
Robin B. Smith

/s/ Michael S. Hyland
---------------------
Michael S. Hyland

/s/ Stephen Stoneburn
---------------------
Stephen Stoneburn

/s/ Douglas H. McCorkindale
---------------------------
Douglas H. McCorkindale

/s/ Grace C. Torres
-------------------
Grace C. Torres

/s/ Stephen P. Munn
-------------------
Stephen P. Munn


Dated: June 6, 2012